STOCKHOLDERS' DEFICIT (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2017	Sep. 30, 2016
Stockholders' Equity Note [Abstract]
Schedule of stock-based compensation expense

Stock-based compensation expense included in the accompanying statements of operations for the year ended March 31, 2017 and 2016 is as follows:

	For the three months ended March 31
	2017	2016
Research	$2,200	$10,400
Product Development	93,000	7,700
Sales and marketing	24,400	14,900
General and administrative	62,100	7,200
Total	$181,700	$40,200

	For the six months ended March 31
	2017	2016
Research	$8,700	$20,800
Product Development	190,400	16,800
Sales and marketing	46,900	14,900
General and administrative	216,700	18,400
Total	$462,700	$70,900

Stock-based compensation expenses are generally recognized over the employees’ or service provider’s requisite service period, generally the vesting period of the award. Stock-based compensation expense included in the accompanying statements of operations for the year ended September 30, 2016 and 2015 is as follows:

	September 30
	2016	2015
Research	$41,600	$41,600
Product Development	47,900	52,300
Sales and marketing	30,200	81,600
General and administrative	638,700	66,200
Total	$758,400	$241,700

Schedule of stock option activity

A summary of stock option activity is as follows:

	Number of Shares	Weighted Average Exercise Price
Outstanding at September 30, 2016	223,120	$50.98
Granted	102,000	6.00
Exercised	-	-
Forfeited	(25)	1,800.00
Outstanding at December 31, 2016	325,095	$36.74
Granted	23,000	6.19
Exercised	-	-
Forfeited	-	-
Outstanding at March 31, 2017	348,095	$34.72

A summary of stock option activity is as follows:

	Number of Shares	Weighted Average Exercise Price
Outstanding at September 30, 2014	62,120	$168.00
Granted	10,000	16.00
Exercised	-	-
Forfeited	(937)	22.00
Outstanding at September 30, 2015	71,183	$150.00
Granted	152,250	5.95
Exercised	-	-
Forfeited	(313)	3.60
Outstanding at September 30, 2016	223,120	$50.98

Schedule of the status of options outstanding

Following is a summary of the status of options outstanding at March 31, 2017:

Exercise Price ($)	Number of Shares	Expiration Date	Weighted Average Exercise Price ($)
2012 Omnibus Incentive Compensation Plan
$5.10	8,250	04/2026	$5.10
5.90	18,000	03/2027	5.90
6.00	246,000	09/2026 – 10/2026	6.00
7.25	5,000	02/2017	7.25
11.00	8,750	08/2025	11.00
9.44	43,978	12/2022 – 01/2023	9.44
50.00	13,577	03/2023 – 01/2025	50.00
52.00	2,125	07/2024	52.00
600.00	216	03/2022	600.00
Total 2012 Plan	345,896		$8.94

2006 Stock Incentive Plan
$2,400.00	144	03/2019 – 07/2020	$2,400.00
2,820.00	51	03/2021	2,820.00
3,060.00	7	09/2018	3,060.00
3,300.00	1,325	03/2020	3,300.00
4,800.00	24	12/2017	4,800.00
5,340.00	162	09/2017	5,340.00
5,760.00	61	04/2018	5,760.00
6,540.00	425	08/2017	6,540.00
Total 2006 Plan	2,199		$4,090.26
Total options outstanding	348,095	Average	$34.72

Following is a summary of the status of options outstanding at September 30, 2016:

Exercise Price ($)		Number of Shares	Expiration Date	Weighted Average Exercise Price ($)
2012 Omnibus Incentive Compensation Plan
	$5.10	8,250	04/2026	$5.10
	6.00	144,000	09/2026	6.00
	11.00	8,750	08/2025	11.00
	9.44	43,978	12/2022 – 01/2023	9.44
	50.00	13,577	03/2023 – 01/2025	50.00
	52.00	2,125	07/2024	52.00
	600.00	216	03/2022	600.00
2006 Stock Incentive Plan
	$1,800.00	25	11/2016	$1,800.00
	2,400.00	144	03/2019 – 07/2020	2,400.00
	2,820.00	51	03/2021	2,820.00
	3,060.00	7	09/2018	3,060.00
	3,300.00	1,325	03/2020	3,300.00
	4,800.00	24	12/2017	4,800.00
	5,340.00	162	09/2017	5,340.00
	5,760.00	61	04/2018	5,760.00
	6,540.00	425	08/2017	6,540.00
$	Total	223,120	Average	$50.98

Schedule of share-based compensation warrants

The warrant activity for the period starting October 1, 2016, through March 31, 2017, is described as follows:

	Number of Shares	Weighted Average Exercise Price
Outstanding at September 30, 2016	7,160	$50.41
Granted	-	-
Exercised	-	-
Expired	(14)	200.00
Forfeited	-	-
Outstanding at December 31, 2016	7,146	$50.12
Granted	-	-
Exercised	-	-
Expired	(251)	103.78
Forfeited	-	-
Outstanding at March 31, 2017	6,895	$48.17

The warrant activity for the period starting October 1, 2014, through September 30, 2016, is described as follows:

	Number of Shares		Weighted Average Exercise Price
Outstanding at September 30, 2014	4,078		$614.00
Granted	1,000		50.00
Exercised	—		—
Expired	(1,166)		1,828.00
Outstanding at September 30, 2015	3,912		$106.00
Granted	604,000	(2)	10.00
Exercised	—		—
Expired	(752)		200.00
Forfeited	(600,000	)(2)	10.00
Outstanding at September 30, 2016	7,160		$50.41

Schedule of the status of warrants outstanding

Following is a summary of the status of warrants outstanding at March 31, 2017:

Exercise Price		Number of Shares		Expiration Date	Weighted Average Exercise Price
	$9.44	191		03/2018	$9.44
	10.00	4,000	(1)	06/2021	10.00
	50.00	1,000		07/2017	50.00
	55.00	1,620		06/2018 – 03/2019	55.00
	1,800.00	84		07/2017	1,800.00
$	Total	6,895			$48.17

Following is a summary of the status of warrants outstanding at September 30, 2016:

Exercise Price		Number of Shares		Expiration Date	Weighted Average Exercise Price
	$9.44	191		03/2018	$9.44
	10.00	4,000	(1)	06/2021	10.00
	50.00	1,161		03/2017 – 07/2017	50.00
	55.00	1,620		06/2018 – 03/2019	55.00
	200.00	104		12/2016 – 01/2017	200.00
	1,800.00	84		07/2017	1,800.00
$	Total	7,160			$50.41

(1)	On June 10, 2016, we issued two warrants, pursuant to a Finder’s Fee Agreement with Maxim Group LLC, to purchase in aggregate 4,000 shares of Common Stock following the introduction of an accredited investor who entered into a Second Amended Note and Warrant Purchase Agreement in the principal amount of $200,000. Each warrant is exercisable, in whole or in part, during the period beginning on the date of its issuance, and ending on the earlier of (i) December 31, 2020 and (ii) the date that is forty-five (45) days following the date on which the daily closing price of shares of the Company's Common Stock quoted on the OTCQB Venture Marketplace (or other bulletin board or exchange on which the Company's Common Stock is traded or listed) exceeds $50.00 for at least ten (10) consecutive trading days. In connection therewith, the Company will promptly notify the Note Warrant holders in the event that the daily closing price of the Company's shares of Common Stock exceeds $50.00 for at least ten (10) consecutive trading days. Pursuant to the Finder’s Fee Agreement, Maxim was also paid $20,000 cash for their efforts.

(2)	Pursuant to the Second Amended Note & Warrant Agreement, dated December 23, the Company issued an aggregate 600,000 warrants with same terms as the warrants mentioned in (1) above. On September 19, 2016, the Company entered into the Second Omnibus Amendment, with a majority of over 80% of the noteholders, thereby amending: (i) the Notes, (ii) the Second Amended Note and Warrant Agreement, as amended and (iii) the Warrants. Subsequently, the Company exercised the Mandatory Conversion on September 19, 2016, and, on September 21, 2016, (i) converted the entire outstanding principal balance of $6,000,000, plus accrued interest of $317,000 on all of the Notes into 1,263,406 shares of the Company's Common Stock at a conversion price of $5.00 per share and (ii) cancelled all 600,000 issued and outstanding warrants associated with the Notes. (refer to Note 3. Convertible Debt and Equity Financing).